Long-Term Debt - Additional Information - Senior unsecured bonds (Detail) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	May 31, 2014 USD ($)	Nov. 30, 2013 USD ($) Vessel	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Long-term Debt			$ 3,148,851	$ 3,363,874
US Dollar Bonds Due in 2019 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued	$ 300,000		300,000
Debt instrument, term	5 years
Fixed interest rate of bonds	6.00%
Ten Year Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Debt instrument, term		10 years
Fixed interest rate of bonds		4.96%
Senior bonds issued face amount		$ 174,200
Number of vessels | Vessel		2
Long-term Debt			$ 149,400
Debt instrument collateral, description			The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security.
Frequency of paying U.S. Dollar-denominated Term Loans			Semi-annual repayments
ALP Maritime Services B.V. [Member]
Debt Instrument [Line Items]
Fixed interest rate of bonds			2.93%
Long-term Debt			$ 58,300